Consolidated Statements of Cash Flows - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 6,305	$ 3,482	$ 6,305	$ 3,482	$ (1,552)
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments			355	(181)	(373)
Net losses (gains) on derivatives	2,663	5,527	2,663	5,527	7,267
Net losses (gains) on funds withheld reinsurance treaties			(2,186)	21	(440)
Net (gain) loss on market risk benefits	(3,536)	(3,966)	(3,536)	(3,966)	0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36)	41	(36)	41	0
Interest credited on other contract holder funds, gross	859	825	859	825	1,296
Mortality, expense and surrender charges			(530)	(553)	(593)
Amortization of discount and premium on investments			13	58	56
Deferred income tax expense (benefit)	1,572	761	1,572	761	(776)
Share-based compensation expense			118	94	44
Cash received (paid to) from reinsurance transaction			0	0	(32)
Change in:
Accrued investment income			(5)	58	35
Deferred acquisition costs	601	517	601	517	(1,503)
Funds withheld, net of reinsurance	(73)	(626)	(73)	(626)	792
Other assets and liabilities, net	(1,473)	(1,170)	(1,473)	(1,170)	(476)
Net cash provided by (used in) operating activities	4,647	4,888	4,647	4,888	3,745
Sales, maturities and repayments of:
Debt securities			11,525	18,865	29,697
Equity securities			71	35	82
Mortgage loans			1,695	1,747	1,201
Purchases of:
Debt securities			(11,030)	(13,445)	(27,851)
Equity securities			(246)	(114)	(115)
Mortgage loans			(1,816)	(2,427)	(2,189)
Settlements related to derivatives and collateral on investments			(673)	(4,837)	(5,321)
Other investing activities			111	(355)	(38)
Net cash provided by (used in) investing activities			(363)	(531)	(4,534)
Policyholders' account balances:
Deposits			18,456	20,130	19,604
Withdrawals			(25,144)	(28,688)	(23,060)
Net transfers to separate accounts			5,685	2,664	2,560
Proceeds from (payments on) repurchase agreements and securities lending			(541)	473	1,100
Net proceeds from (payments on) Federal Home Loan Bank notes			0	(380)	80
Net proceeds from (payments on) debt			(5)	10	14
Disposition of shares held in trust at cost, net			0	5	0
Capital contribution from (return of capital to) Parent			(600)	1,375	500
Net cash provided by (used in) financing activities			(2,149)	(4,411)	798
Net increase (decrease) in cash and cash equivalents			2,135	(54)	9
Cash and cash equivalents, at beginning of period	$ 3,934	$ 1,799	1,799	1,853	1,844
Total cash and cash equivalents, at end of period			3,934	1,799	1,853
Supplemental cash flow information
Income taxes paid (received)			(2)	(390)	(4)
Interest paid			37	21	26
Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions			504	369	417
Other invested assets acquired from stock splits and stock distributions			$ 88	$ 99	$ 4